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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number:    028-05369
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA        11/14/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   60
                                        --------------------

Form 13F Information Table Value Total:           $1,403,612
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

ABBOTT LABS               COMMON           002824100   30,998   538,355   SH          OTHER             01       0    538,355     0
ACTIVISION BLIZZARD INC   COMMON           00507V109   38,027 2,464,480   SH          OTHER             01       0  2,464,480     0
ALLEGHENY ENERGY INC      COMMON           017361106  270,353 7,352,537   SH          OTHER             01       0  7,352,537     0
AMERICA MOVIL SAB DE CV   SPON ADR L SHS   02364W105   13,519   291,600   SH          OTHER             01       0    291,600     0
AMERICAN EAGLE
  OUTFITTERS INC          COMMON           02553E106    8,648   567,057   SH          OTHER             01       0    567,057     0
AMETEK INC NEW            COMMON           031100100    9,884   242,432   SH          OTHER             01       0    242,432     0
AU OPTRONICS CORP         SPONSORED ADR    002255107    5,980   526,420   SH          OTHER             01       0    526,420     0
AMERISTAR CASINOS INC     COMMON           03070Q101   47,215 3,327,345   SH          OTHER             01       0  3,327,345     0
BERKSHIRE HATHAWAY
  INC DE                  CL A             084670108   56,289       431   SH          OTHER             01       0        431     0
BIOMARIN PHARMACEUTICAL
  INC                     COMMON           09061G101    3,381   127,616   SH          OTHER             01       0    127,616     0
BOYD GAMING CORP          COMMON           103304101   41,331 4,415,679   SH          OTHER             01       0  4,415,679     0
COVIDIEN LTD              COMMON           G2552X108   22,081   410,730   SH          OTHER             01       0    410,730     0
SELECT SECTOR SPDR TR     SBI INT-FINL     81369Y605   74,985 3,769,980   SH          OTHER             01       0  3,769,980     0
FLUOR CORP NEW            COMMON           343412102    1,562    28,050   SH          OTHER             01       0     28,050     0
FOOT LOCKER INC           COMMON           344849104    6,099   377,410   SH          OTHER             01       0    377,410     0
FOSTER WHEELER LTD        SHS NEW          G36535139    1,562    43,260   SH          OTHER             01       0     43,260     0
GAMESTOP CORP NEW         CL A             36467W109    8,303   242,700   SH          OTHER             01       0    242,700     0
GARMIN LTD                ORD              G37260109    5,645   166,310   SH          OTHER             01       0    166,310     0
GOLDMAN SACHS GROUP INC   COMMON           38141G104   14,141   110,480   SH          OTHER             01       0    110,480     0
HANSEN NAT CORP           COMMON           411310105    6,289   207,916   SH          OTHER             01       0    207,916     0
HUDSON CITY BANCORP INC   COMMON           443683107   15,597   845,391   SH          OTHER             01       0    845,391     0
HUMANA INC                COMMON           444859102    7,534   182,860   SH          OTHER             01       0    182,860     0
INTREPID POTASH INC       COMMON           46121Y102      265     8,800   SH          OTHER             01       0      8,800     0
INVESTORS BANCORP INC     COMMON           46146P102   44,209 2,937,444   SH          OTHER             01       0  2,937,444     0
INVITROGEN CORP           COMMON           46185R100    7,389   195,480   SH          OTHER             01       0    195,480     0
IPC HOLDINGS LTD          ORD              G4933P101   24,150   799,407   SH          OTHER             01       0    799,407     0
ISHARES TR                DJ US REAL EST   464287739   42,228   681,650   SH          OTHER             01       0    681,650     0
ISHARES TR                MSCI EMERG MKT   464287264   46,522 1,361,490   SH          OTHER             01       0  1,361,490     0
ITT EDUCATIONAL
  SERVICES INC            COMMON           45068B109      275     3,395   SH          OTHER             01       0      3,395     0
JACOBS ENGR GROUP INC     COMMON           469814107   11,943   219,900   SH          OTHER             01       0    219,900     0
JOY GLOBAL INC            COMMON           481165108      877    19,430   SH          OTHER             01       0     19,430     0
KELLOGG CO                COMMON           487836108   86,473 1,541,410   SH          OTHER             01       0  1,541,410     0
KRAFT FOODS INC           CL A             50075N104   73,909 2,256,760   SH          OTHER             01       0  2,256,760     0
LIN TV CORP               CL A             532774106   12,043 2,333,932   SH          OTHER             01       0  2,333,932     0
LOCKHEED MARTIN CORP      COMMON           539830109   15,103   137,717   SH          OTHER             01       0    137,717     0
LOWES COS INC             COMMON           548661107   33,481 1,413,290   SH          OTHER             01       0  1,413,290     0
MOLECULAR INSIGHT
  PHARM INC               COMMON           60852M104      693    90,200   SH          OTHER             01       0     90,200     0
MONSANTO CO (NEW)         COMMON           61166W101    6,964    70,360   SH          OTHER             01       0     70,360     0
NATIONAL-OILWELL
  VARCO INC COM           COMMON           637071101   11,889   236,690   SH          OTHER             01       0    236,690     0
NII HLDGS INC             CL B NEW         62913F201   36,254   956,060   SH          OTHER             01       0    956,060     0
PEOPLES UNITED
  FINANCIAL INC           COMMON           712704105   30,084 1,562,829   SH          OTHER             01       0  1,562,829     0
PETROLEO BRASILEIRO
  SA PETRO                SPONSORED ADR    71654V408   20,242   460,560   SH          OTHER             01       0    460,560     0
POTASH CORP SASK          COMMON           73755L107    1,345    10,190   SH          OTHER             01       0     10,190     0
PRECISION CASTPARTS
  CORP                    COMMON           740189105   33,208   421,530   SH          OTHER             01       0    421,530     0
REDWOOD TR INC            COMMON           758075402    3,775   173,700   SH   PUT    OTHER             01       0    173,700     0
REDWOOD TR INC            COMMON           758075402    9,726   447,600   SH   PUT    OTHER             01       0    447,600     0
REDWOOD TR INC            COMMON           758075402    1,310    60,300   SH   PUT    OTHER             01       0     60,300     0
ROMA FINANCIAL CORP       COMMON           77581P109   12,609   854,874   SH          OTHER             01       0    854,874     0
ROYAL CARIBBEAN
  CRUISES LTD             COMMON           V7780T103    8,065   388,676   SH          OTHER             01       0    388,676     0
SCRIPPS NETWORKS
  INTERACT INC            CL A COM         811065101   32,923   906,729   SH          OTHER             01       0    906,729     0
SONUS NETWORKS INC        COMMON           835916107    5,256 1,825,020   SH          OTHER             01       0  1,825,020     0
SPDR SERIES TRUST         KBW REGL         78464A698   21,497   605,550   SH          OTHER             01       0    605,550     0
                          BKG ETF
SPRINT NEXTEL CORP        COM SER 1        852061100    4,785   784,470   SH          OTHER             01       0    784,470     0
SPX CORP                  COMMON           784635104    7,602    98,731   SH          OTHER             01       0     98,731     0
TRANSOCEAN INC            SHS              G90073100   10,730    97,690   SH          OTHER             01       0     97,690     0
UNITEDHEALTH GRP          COMMON           91324P102    7,305   287,720   SH          OTHER             01       0    287,720     0
VULCAN MATLS CO           COMMON           929160109    9,027   121,165   SH          OTHER             01       0    121,165     0
WAL-MART STORES INC       COMMON           931142103   24,766   413,530   SH          OTHER             01       0    413,530     0
WATERS CORP               COMMON           941848103    7,700   132,350   SH          OTHER             01       0    132,350     0
WELLPOINT INC             COMMON           94973V107    7,567   161,800   SH          OTHER             01       0    161,800     0